Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events

Note 15 - Subsequent Events

On April 18, 2025, the Group entered into an equity acquisition agreement with a third party to purchase an 85% equity interest in Xintong for consideration of approximately $66.9 million (RMB488 million). The original payment terms consisted of (i) the first tranche totaling $46 million (RMB335.7 million), which was settled by April 25, 2025 through the transfer of all of the Group’s financing receivables to the original owner of Xintong (with the Group no longer having any continuing involvement in nor control over the related financing receivables), (ii) the second tranche of $13 million (RMB95 million) in the form of a convertible note to be issued by April 30, 2025, and (iii) the remaining balance to be paid in cash before September 30, 2025. Subsequent to June 30, 2025, through mutual negotiation, both parties agreed to a revised settlement consisting of (i) the second tranche of $13 million (RMB95 million), of which approximately $9.7 million was paid to the original owner of Xintong in the form of Tether (USDT) in August 2025 and November 2025, with the remainder expected to be settled by cash payment, and (ii) the third tranche of approximately $8 million (RMB57.3 million), which was settled on July 1, 2025 by transferring the Group’s accounts receivable to the original owner of Xintong (with the Group no longer having any continuing involvement in nor control over the related accounts receivable).

On October 14, 2025, the Company entered into a promissory note agreement with a creditor, pursuant to which the Company issued the investor an unsecured promissory note with an original principal amount of $3,230,000 for $3,000,000 in gross proceeds. The promissory note bears interest at a rate of 7% per annum compounding daily for a term of twelve months. The promissory note includes an original issue discount of $210,000 along with $20,000 for creditor costs and other transaction expenses incurred in connection with the purchase and sale of the promissory note. The Company may prepay all or a portion of the promissory note at any time by paying 105% of the outstanding balance elected for pre-payment.

On October 23, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers, and the Purchasers agreed to purchase from the Company, an aggregate of 3,614,464 common shares  of the Company, Series C warrants (the “Series C Warrants”) to purchase up to 10,843,392 common shares, and Series D warrants (the “Series D Warrants,” and together with the Series C Warrants, the “Warrants”) to purchase up to 10,843,392 common shares  and together with the Series C Warrant Shares, the “Warrant Shares”) in a private placement for gross proceeds of $6.0 million (the “Offering”). The Company will use the proceeds from this Offering for working capital and general corporate purposes. Pursuant to the Purchase Agreement, the Company sold to the Purchasers an aggregate of 3,614,464 units at a purchase price of $1.66 per unit. Each unit consists of one Common Share, three Series C Warrants each to purchase one common share, and three Series D Warrants each to purchase one common share. The Warrants will be exercisable immediately upon issuance and will have a term of three years from the date of issuance. The Series C Warrants will have an exercise price of $1.66 per common share. The Series D Warrants will have an exercise price of $1.83 per common share. The exercise price and the number of Warrant Shares are subject to adjustment upon the occurrence of certain events, including share combination or similar recapitalization transactions.

The Group evaluated all events and transactions that occurred after June 30, 2025 up through the date the Group issued these unaudited condensed consolidated financial statements. Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.